Non-controlling interests (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-controlling interests
Carrying amount of non-controlling interests	€ 938	€ 757
Loss for the year	€ (20,855)	€ (11,338)	€ (5,476)
Centogene India Pvt. Ltd
Non-controlling interests
Non-controlling interest (in percent)	49.00%
Net assets/(liabilities)	€ (1,263)
Carrying amount of non-controlling interests	(619)
Revenue	687
Loss for the year	(311)
Profit/(loss) allocated to non-controlling interests	€ (152)
LPC GmbH
Non-controlling interests
Non-controlling interest (in percent)	49.00%
Net assets/(liabilities)	€ (546)
Carrying amount of non-controlling interests	(268)
Revenue	0
Loss for the year	(56)
Profit/(loss) allocated to non-controlling interests	€ (27)